SEGMENT REPORTING - Summary of Company's revenue and loss from operations by segment - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Voyage revenue	$ 97,531	$ 88,122	$ 89,820	$ 93,144	$ 73,009	$ 66,730	$ 70,060	$ 275,473,330	$ 209,799,333	$ 302,943,236	$ 303,797,183
Vessel expenses								(85,205,849)	(81,146,005)	(109,175,959)	(102,999,955)
Voyage expenses								(137,773,874)	(45,176,700)	(89,911,885)	(43,343,605)
Depreciation and amortization								(66,101,370)		(86,624,530)	(81,048,391)
Loss on sale of vessels								(19,970,075)
General, administrative and management fees								(12,062,019)		(16,142,468)	(15,073,846)
Income (Loss) from operations	$ (20,985)	$ (13,417)	$ (11,238)	$ (5,832)	$ 2,860	$ (56)	$ 4,116	(45,639,857)	$ 6,920,582	1,088,394	61,331,386
Equity income										32,953	(26,628)
Crude Tankers
Segment Reporting Information [Line Items]
Voyage revenue								94,783,000		116,826,883	136,230,604
Vessel expenses								(23,577,059)		(30,904,026)	(26,586,288)
Voyage expenses								(41,177,673)		(54,964,336)	(42,246,158)
Depreciation and amortization								(23,812,293)		(31,344,343)	(26,616,382)
General, administrative and management fees								(3,403,560)		(3,785,523)	(3,583,572)
Income (Loss) from operations								2,812,415		(4,171,345)	37,198,204
Equity income										32,953	(26,628)
Product Carriers
Segment Reporting Information [Line Items]
Voyage revenue								180,690,330		186,116,353	167,566,579
Vessel expenses								(61,628,790)		(78,271,933)	(76,413,667)
Voyage expenses								(96,596,201)		(34,947,549)	(1,097,447)
Depreciation and amortization								(42,289,077)		(55,280,187)	(54,432,009)
Loss on sale of vessels								(19,970,075)
General, administrative and management fees								(8,658,459)		(12,356,945)	(11,490,274)
Income (Loss) from operations								$ (48,452,272)		$ 5,259,739	$ 24,133,182